Risks and Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Risks and Financial Instruments
31 Risks and financial instruments

a. Risk management and financial instruments - governance

The main risks to which the Company and its subsidiaries are exposed reflect strategic/operational and economic/financial aspects. Operational/strategic risks (including, but not limited to, demand behavior, competition, technological innovation, and material changes in the industry structure) are addressed by the Company’s management model. Economic/financial risks primarily reflect default of customers, behavior of macroeconomic variables, such as exchange and interest rates, as well as the characteristics of the financial instruments used by the Company and its subsidiaries and their counterparties. These risks are managed through control policies, specific strategies, and the establishment of limits.

The Company has a policy for the management of resources, financial instruments, and risks approved by its Board of Directors (“Policy”). In accordance with the Policy, the main objectives of financial management are to preserve the value and liquidity of financial assets and ensure financial resources for the development of the business, including expansions. The main financial risks considered in the Policy are market risks (currencies, interest rates and commodities), liquidity and credit. The governance of the management of financial risks follows the segregation of duties below.

The execution of the Policy is made by corporate financial board, through its treasury department, with the assistance of the controllership, accounting, legal and tax departments.

The monitoring of compliance of the Policy and possible issues is the responsibility of the Financial Risk Committee (“Committee”), which is composed of the CFO, Treasury Director, Controllership Director and other directors to be designated by the CFO, who meet quarterly. The monthly monitoring of Policy standards is responsibility of the CFO.

Approval of the Policy and the periodic assessment of Company exposure to financial risks are subject to the approval of the Company’s Board of Directors.

The Audit and Risk Committee (“CAR”) advises the Board of Directors in the assessment of controls, management and exposure of financial risks and revision of the Policy. The Risk, Compliance and Audit board monitors standards compliance of the Policy and reports to the Audit and Risk Committee the risks exposure and compliance or noncompliance of the Policy to the Board of Directors.

b. Currency risk

Most transactions of the Company, through its subsidiaries, are located in Brazil and therefore, the reference currency for risk management is the Brazilian Real (Company’s functional currency). Currency risk management is guided by neutrality of currency exposures and considers the risks of the Company and its subsidiaries and their exposure to changes in exchange rates. The Company considers as its main currency exposures the changes in assets and liabilities in foreign currency.

The Company and its subsidiaries use exchange rate hedging instruments (especially between the Brazilian Real and the U.S. dollar) available in the financial market to protect their assets, liabilities, receipts, and disbursements in foreign currency and net investments in foreign operations. Hedge is used in order to reduce the effects of exchange rates on the Company´s income and cash flows in Brazilian Reais within the exposure limits under its Policy. Such foreign exchange hedging instruments have amounts, periods, and rates substantially equivalent to those of assets, liabilities, receipts, and disbursements in foreign currencies to which they are related.

Assets and liabilities in foreign currencies are stated below, translated into Brazilian Reais:

b.1 Assets and liabilities in foreign currencies

	12/31/2022	12/31/2021
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	311,017	122,242
Foreign trade receivables, net of allowance for expected credit losses	6,131	1,324
Other receivables	727,057	-
Other assets of foreign subsidiaries	280,738	186,548
Asset exposure from subsidiaries held for sale	-	3,839,194
	1,324,943	4,149,308
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(5,213,100)	(8,860,833)
Payables arising from imports	(1,939,984)	(649,107)
Liabilities exposure of subsidiaries held for sale	-	(884,402)
	(7,153,084)	(10,394,342)
Foreign currency hedging instruments	5,274,302	2,933,572
Foreign currency hedging instruments from subsidiaries held for sale	-	1,786,471
Net liability position - total	(553,839)	(1,524,991)
Net (liability) asset position - effect on statement of income	(553,839)	(498,604)
Net liability position - effect on equity in subsidiaries held for sale	-	(1,026,387)

b.2 Sensitivity analysis of assets and liabilities in foreign currency

For the base scenario, the future market curves as of December 31, 2022 were used on the net position of the Company exposed to the currency risk, simulating the effects of appreciation and devaluation of the Real in the statement of income, impacted by the average U.S. dollar of R$ 5.4679 (*) on December 31, 2022 the closing tax considered was R$ 5.2177.

The table below shows the effects of the exchange rate changes on the net liability position of R$ 553,839 in foreign currency as of December 31, 2022:

	Risk	Base Scenario
Effect on statement of income	Real devaluation	(26,555)
	Net effect	(26,555)
Effect on statement of income	Real appreciation	26,555
	Net effect	26,555

(*) Average US dollar on December 31, 2022, according to benchmark rates as published by B3.

c. Interest rate risk

The Company and its subsidiaries adopt policies for borrowing and investing financial resources and for capital cost minimization. The financial investments of the Company and its subsidiaries are primarily held in transactions linked to the DI, as set forth in Note 5. Borrowings primarily relate to financing from Banco do Brasil, as well as debentures and borrowings in foreign currency, as shown in Note 17.

The Company seeks to maintain most of its financial assets and liabilities at floating rates.

c.1 Assets and liabilities exposed to floating interest rates

The financial assets and liabilities exposed to floating interest rates are demonstrated below:

	Note	12/31/2022	12/31/2021
DI
Cash equivalents	5.a	5,204,766	1,943,164
Financial investments	5.b	406,683	1,607,608
Loans and debentures	17	(2,460,698)	(4,855,517)
Liability position of foreign exchange hedging instruments - DI	32.g	(2,651,609)	(2,283,625)
Liability position of fixed interest instruments + IPCA - DI	32.g	(3,416,868)	(2,364,583)
Net liability position in DI		(2,917,726)	(5,952,953)

TJLP
Loans – TJLP	17	-	(326)
Net liability position in TJLP		-	(326)

LIBOR
Asset position of foreign exchange hedging instruments - LIBOR	32.g	-	279,047
Loans - LIBOR	17	-	(275,936)
Net liability position in LIBOR		-	3,111
Total net liability position exposed to floating interest		(2,917,726)	(5,950,168)

c.2 Sensitivity analysis of floating interest rate risk

For the sensitivity analysis of floating interest risks on December 31, 2022, the Company used the market curves of the benchmark indexes (DI, TJLP, LIBOR and SELIC) as a base scenario.

The tables below show the incremental expenses and income that would be recognized in finance income, if the market curves of floating interest at the base date were applied to the average balances of the current year, due to the effect of floating interest rate.

		12/31/2022
Exposure to interest rate risk	Risk	Probable Scenario
Interest effect on cash equivalents and financial investments	Increase in DI (i)	26,382
Interest effect on debt in DI	Increase in DI (i)	(34,907)
Effect on income of short positions in DI of debt hedging instruments	Increase in DI (i)	(102,175)
Incremental expenses		(110,700)
Interest effect on debt in TJLP	Increase in TJLP (ii)	-
Incremental expenses		-

(i) Base rates used was 12.37% and sensivity rate was 13.41%.

(ii) Base rates used was 6.08% and sensivity rate was 7.20%.

d. Credit risks

The financial instruments that would expose the Company and its subsidiaries to credit risks of the counterparty are basically represented by cash and bank deposits, financial investments, hedging instruments (see Note 5), and trade receivables (see Note 6).

d.1 Credit risk from financial institutions

Such risk results from the inability of financial institutions to comply with their financial obligations to the Company and its subsidiaries due to insolvency. The Company and its subsidiaries regularly conduct a credit analysis of the institutions with which they hold cash and cash equivalents, financial investments, and hedging instruments through various methodologies that assess liquidity, solvency, leverage, portfolio quality, etc. Cash and cash equivalents, financial investments, and hedging instruments are held only with institutions with a solid credit history, chosen for safety and soundness. The volume of cash and cash equivalents, financial investments, and hedging instruments are subject to maximum limits by each institution and, therefore, require diversification of counterparties.

d.2 Government credit risk

The Company's policy allows investments in government securities from countries classified as investment grade AAA or aaa by specialized credit rating agencies (S&P, Moody’s and Fitch) and in Brazilian government bonds. The volume of such financial investments is subject to maximum limits by each country and, therefore, requires diversification of counterparties.

The credit risk of financial institution and government related to cash, cash equivalents and financial investments is summarized below:

	Fair value
Counterparty credit rating	12/31/2022	12/31/2021
AAA	5,720,996	3,606,000
AA	809,583	740,879
A	3,457	116,594
Others (*)	50,926	-
Total	6,584,962	4,463,473

(*) Refers substantially to investiments with minoritary participation of UVC, which are classificated in long term financial investments.

d.3 Customer credit risk

The credit policy establishes the analysis of the profile of each new customer, individually, regarding their financial condition. The review carried out by the subsidiaries of the Company includes the evaluation of external ratings, when available, financial statements, credit bureau information, industry information and, when necessary, bank references. Credit limits are established for each customer and reviewed periodically, in a shorter period the greater the risk, depending on the approval of the responsible area in cases of sales that exceed these limits.

In monitoring credit risk, customers are grouped according to their credit characteristics and depending on the business the grouping takes into account, for example, whether they are individual or corporate customers, whether they are wholesalers, resellers or final customers, considering also the geographic area.

The expected credit losses are calculated by the expected loss approach based on the probability of default rates. Loss rates are calculated on the basis of the average probability of a receivable amount to advance through successive stages of default until full write-off. The probability of default calculation takes into account a credit risk score for each exposure, based on data considered to be capable of foreseeing the risk of loss (external classifications, audited financial statements, cash flow projections, customer information available in the press, for example), with addition of the credit assessment based on experience.

Such credit risks are managed by each business unit through specific criteria for acceptance of customers and their credit rating and are additionally mitigated by the diversification of sales. No single customer or group accounts for more than 10% of total revenue.

The Company’s subsidiaries request guarantees related to trade receivables and other receivables in specific situations to customers. The Company’s subsidiaries maintained the following allowances for expected credit losses:

	12/31/2022	12/31/2021
Ipiranga	373,514	422,542
Ultragaz	120,076	135,565
Ultracargo	2,450	1,526
Total	496,040	559,633

The table below presents information on credit risk exposure, resulting from the balances of trade receivables and reseller financing:

	12/31/2022			12/31/2021
	Weighted average rate of losses	Accounting balance	Allowance for expected credit losses	Weighted average rate of losses	Accounting balance	Allowance for expected credit losses
Current	0.5%	4,756,388	22,752	0.6%	3,901,536	23,476
Less than 30 days	7.5%	29,817	2,230	7.3%	109,284	8,005
31-60 days	11.1%	22,633	2,516	20.4%	57,545	11,746
61-90 days	26.5%	32,522	8,617	23.0%	39,177	9,016
91-180 days	34.4%	58,529	20,159	49.1%	50,588	24,818
More than 180 days	50.7%	868,072	439,766	57.5%	838,532	482,572
		5,767,961	496,040		4,996,662	559,633

The information on allowance for expected credit losses balances by geographic area is as follows:

	12/31/2022	12/31/2021
Brazil	495,929	559,532
United States of America and Canada	61	3
Other Latin American countries	31	15
Europe	5	66
Others	14	17
	496,040	559,633

For further information on the allowance for expected credit losses, see Notes 6.a and 6.b.

d.4 Price risk

The Company and its subsidiaries are exposed to commodity price risk, due to the fluctuation in prices for diesel and gasoline, among others. These products are traded on the stock exchange and are subjected to the impacts of macroeconomic and geopolitical factors outside the control of the Company and its subsidiaries.

To mitigate the risk of the fluctuation of diesel and gasoline prices, the Company and its subsidiaries permanently monitor the market, seeking the protection of price movements through hedge transactions for imports, using contracts of derivative for heating oil (diesel) and RBOB (gasoline) traded on the stock exchange.

The table below shows the positions of hedging financial instruments to hedge commodity price risk as of December 31, 2022 and December 31, 2021:

Derivative	Contract			Notional amount (m 3)		Notional amount (USD thousand)		Fair value (R$ thousand)		Possible scenario (∆ of 10% - R$ thousand)
	Position	Product	Maturity	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Term	Sold	Heating Oil	Jul-23	158,828	167,255	150,498	103,148	(52,214)	2,269	(124,293)	(55,066)
Term	Sold	RBOB	Jan-23	52,466	29,413	31,382	17,112	(15,481)	(967)	(33,404)	(10,613)
								(67,695)	1,302	(157,697)	(65,679)

e. Liquidity risk

The Company and its subsidiaries’ main sources of liquidity derive from (i) cash, cash equivalents, and financial investments, (ii) cash generated from operations and (iii) financing. The Company and its subsidiaries believe that these sources are sufficient to satisfy their current funding requirements, which include, but are not limited to, working capital, capital expenditures, amortization of debt, and payment of dividends.

The Company and its subsidiaries have sufficient working capital and sources of financing to meet their current needs. The gross indebtedness due over the next twelve months, including estimated interest on loans, totaled R$ 3,744,329 (for quantitative information, see Note 17). As of December 31, 2022, the Company and its subsidiaries had R$ 6,142,121 in cash, cash equivalents, and short-term financial investments (for quantitative information, see Note 5).

The table below presents a summary of financial liabilities and leases payable as of December 31, 2022 by the Company and its subsidiaries, listed by maturity. The amounts disclosed in this table are the contractual undiscounted cash flows, and, therefore, these amounts may be different from the amounts disclosed in the statement of financial position.

	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Loans including future contractual interest (1) (2)	13,960,937	3,744,329	2,524,250	2,993,156	4,699,202
Derivative instruments (3)	2,292,609	584,748	725,668	648,202	333,991
Trade payables	7,377,846	7,377,846	-	-	-
Leases payable	2,404,105	343,792	596,602	374,456	1,089,255
Financial liabilities of customers	551,587	184,159	354,389	13,039	-
Contingent consideration	89,640	-	-	89,640	-

(1)	The interest on loans, it was estimated based on the US dollar futures contracts and on the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 on December 31, 2022.
(2)	Includes estimated interest on short-term and long-term loans until the contractually foreseen payment date.
(3)	The hedging instruments were estimated based on the US dollar futures contracts and the future curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 on December 31, 2022. In the table above, only the hedging instruments with negative results at the time of settlement were considered.

f. Capital management

The Company manages its capital structure based on indicators and benchmarks to ensure business continuity while maximizing return to shareholders by optimizing its debt and capital structure.

Capital structure is comprised of net debt (loans and financing, including debentures, according to Note 17, after deduction of cash and cash equivalents, financial investments and derivative financial instruments, according to Note 5) and equity. The Company can change its capital structure depending on the economic and financial conditions, in order to optimize its financial leverage and capital management. The Company seeks to improve its return on invested capital by implementing efficient working capital management and a selective investment program.

Annually, the Company and its subsidiaries revise their capital structure, evaluating the cost of capital and the risks associated with each class of capital including the leverage ratio analysis, which is determined as the ratio between net debt and equity.

The leverage ratio at the end of the year is the following:

	12/31/2022	12/31/2021
Loans and financing	13,274,130	17,725,954
Cash and cash equivalents, financial investments and derivative financial instruments	6,584,962	4,463,473
Net debt	6,689,168	13,262,481
Equity	12,174,968	10,469,240
Leverage ratio	54.94%	126.68%

g. Selection and use of financial instruments

In selecting financial investments and hedging instruments, an analysis is conducted to estimate rates of return, risks involved, liquidity, calculation methodology for the carrying value and fair value, and a review is conducted of any documentation applicable to the financial instruments. The financial instruments used to manage the financial resources of the Company and its subsidiaries are intended to preserve value and liquidity.

The Policy contemplates the use of derivative financial instruments only to cover identified risks and in amounts consistent with the risk (limited to 100% of the identified risk). The risks identified in the Policy are described in the above sections and are subject to risk management. In accordance with the Policy, the Company and its subsidiaries can use forward contracts, swaps, options, and futures contracts to manage identified risks. Leveraged derivative instruments are not permitted. Because the use of derivative financial instruments is limited to the coverage of identified risks, the Company and its subsidiaries use the term “hedging instruments” to refer to derivative financial instruments.

The table below summarizes the gross balance of the position of hedging instruments contracted as well as of the gains (losses) that affect the equity and the statement of income of the Company and its subsidiaries:

Derivatives designated as hedge accounting
Product	Hedged object	Contracted rates		Maturity	Note	Notional amount[1]	Fair value 12/31/2022		Gains (losses) 12/31/2022
		Assets	Liabilities			12/31/2022	Assets	Liabilities	Income statement
Foreign exchange swap	Financing	USD + 4.95%	106.67% DI	Sept-25	32.h.1	221,339	106,550	(9,243)	(121,296)
Foreign exchange swap	Financing	USD +LIBOR-3M +1.14%	105.00% DI	Jun-22	32.h.1	-	-	-	(21,566)
Foreign exchange swap	Financing	EUR + 3.42%	111.60% DI	Mar-23	32.h.1	9,709	1,954	-	2,573
Interest rate swap	Financing	IPCA +5.03%	102.87% DI	Jun-32	32.h.1	3,226,054	173,741	(59,789)	(143,762)
Term	Financing	6.47%	99.94% DI	Nov-24	32.h.1	90,000	-	(9,513)	(5,069)
NDF	Firm commitments	BRL	Heating Oil/ RBOB	Jul-23	32.h.1	181,880	2,936	(70,630)	(944,896)
NDF	Firm commitments	BRL	USD	Jan-23	32.h.1	127,233	4,712	(3,074)	53,762
							289,893	(152,249)	(1,180,344)

Product	Hedged object	Contracted rates		Maturity	Note	Notional amount[1]	Fair value[2] 12/31/2021		Gains (losses) on 12/31/2021
		Assets	Liabilities			12/31/2021	Assets	Liabilities	Income statement
Foreign exchange swap	Financing	USD +4.65%	104.87% DI	Sept-23	32.h.1	125,000	212,509	-	11,712
Foreign exchange swap	Financing	USD +LIBOR-3M	105.00% DI	Jun-22	32.h.1	50,000	109,332	-	10,779
Interest rate swap	Financing	4.59% + IPCA	102.00% DI	Sept-28	32.h.1	2,226,054	201,638	(35,170)	(17,922)
Interest rate swap	Financing	6.47%	99.94% DI	Nov-24	32.h.1	90,000	-	(9,044)	(10,088)
Term	Firm commitments	BRL	Heating Oil/ RBOB	Jan-22	32.h.1	120,260	3,115	(1,813)	(130,773)
NDF	Firm commitments	BRL	USD	Jan-22	32.h.1	68,361	7,048	(1,346)	813
							533,642	(47,373)	(135,479)

Derivatives not designated as hedge accounting

Product	Hedged object	Contracted rates		Maturity	Notional amount[1]	Fair value[2] 12/31/2022		Gains (losses) 12/31/2022
		Assets	Liabilities		12/31/2022	Assets	Liabilities	Income statement
NDF	Firm commitments	USD	BRL	Jul-23	1,116,702	36,472	(54,067)	(440,359)
Interest rate swap	Financing	5.25%	1.36%	Jun-29	300,000	-	(308,821)	(266,445)
Foreign exchange swap	Financing	0.00%	52.99%	Jun-29	375,000	230,145	(9,174)	(85,474)
						266,617	(372,062)	(792,278)

Product	Hedged object	Contracted rates		Maturity	Notional amount[1]	Fair value 12/31/2021		Gains (losses) 12/31/2021
		Assets	Liabilities		12/31/2021	Assets	Liabilities	Income statement
NDF	Firm commitments	USD	BRL	Jun-22	625,762	26,516	(23,052)	54,743
Interest rate swap	Financing	5.25%	DI - 1.36%	Jun-29	300,000	-	(126,752)	(109,081)
Foreign exchange swap	Financing	2.67%	100.00%	May-21	-	-	-	17
						26,516	(149,804)	(54,321)

[1] Currency as indicated.

[2] Amounts, net of income tax.

h. Hedge accounting

The Company and its subsidiaries use derivative and non-derivative financial instruments for hedging purposes and test, throughout the duration of the hedge, their effectiveness, as well as the changes in their fair value.

The Company and its subsidiaries will not discontinue hedge accounting if the retrospective assessment of hedge effectiveness is not within the range of 80%-125% and the hedge relationship is subject to interest rate benchmark reforms. For hedge relationships that are not subject to interest rate benchmark reforms, the Company discontinues the hedge accounting if the retrospective effectiveness is not within the range of 80%-125%.

h.1 Fair value hedge

The Company and its subsidiaries designate as fair value hedges certain financial instruments used to offset the variations in interest and exchange rates, which are based on the market value of financing contracted in Brazilian Reais and U.S. dollars.

The foreign exchange hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2022	12/31/2021
Notional amount – US$	221,339	175,000
Result of hedging instruments - gain/(loss) - R$	(142,863)	21,812
Fair value adjustment of debt - R$	28,000	47,064
Financial result of the debt - R$	28,291	(105,059)
Average effective cost - DI %	107	104.90

Notional amount – EUR	9,709	-
Result of hedging instruments - gain/(loss) - R$	2,573	-
Fair value adjustment of debt - R$	(8)	-
Average effective cost - DI %	112	-
For further information, see Note 17.b.1

The interest rate hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2022	12/31/2021
Notional amount – R$	3,226,054	2,226,054
Result of hedging instruments - gain/(loss) - R$	(143,762)	(17,922)
Fair value adjustment of debt - R$	(44,312)	166,374
Financial result of the debt - R$	(293,955)	(245,710)
Average effective cost - DI %	102.9	102.0

In thousands, except the DI %	12/31/2022	12/31/2021
Notional amount – R$	90,000	90,000
Result of hedging instruments - gain/(loss) - R$	(5,069)	(10,088)
Fair value adjustment of debt - R$	(486)	11,756
Financial result of the debt - R$	(6,330)	(5,914)
Average effective cost - DI %	99.9	99.9

The foreign exchange hedging instruments and commodities designated as fair value hedge are as described below and are concentrated in subsidiary IPP. The purpose of this relationship is to transform the cost of the imported product from fixed to variable until fuel blending, as occurs with the price adopted in its sales. IPP carries out these operations with over-the-counter derivatives that are designated in a hedge accounting relationship, as a fair value hedge in an amount equivalent to the inventories of imported product.

In thousands	12/31/2022	12/31/2021
Notional amount – US$	309,113	188,621
Result of hedging instruments - gain/(loss) - R$	(891,223)	(129,670)
Adjustment of inventory fair value – US$	34,126	(4,352)

For further information, see Note 17.

h.2 Cash flow hedge

Until March 31, 2022, the Company and its subsidiaries had designated, as cash flow hedge for protection against variations arising from exchange rate changes, derivative financial instruments to hedge firm commitments and non-derivative financial instruments to hedge highly probable future transactions.

Since April 1, 2022, the exchange rate hedging instruments for highly probable future transactions designated as cash flow hedges, referring to notes in the foreign market, no longer impact the Company and its subsidiaries due to the sale of Oxiteno (totaling US$ 386,787 as of December 31, 2021), and a realized loss was recognized in the statement of income in the amount of R$ 506,375 as of December 31, 2022 (unrealized gain in the amount of R$ 7,880 as of December 31, 2021), net of deferred IRPJ and CSLL. The impacts and balances of cash flow hedge were recognized at Oxiteno, and presented as “Held for sale” and “Discontinued operations”.

h.3 Net investment hedge in foreign entities

Until March 31, 2022, the Company and its subsidiaries had designated, as net investment hedge in foreign entities, notes in the foreign market, for hedging net investment in foreign entities, to offset changes in exchange rates.

As of April 1, 2022, the balance of notes in the foreign market designated as net investment hedge in foreign entities, referring to part of the investments made in entities that have a functional currency other than the Brazilian Real, no longer impact the Company and its subsidiaries due to the sale of Oxiteno (totaling US$ 95,000 as of December 31, 2021), and a gain was recognized in “Other comprehensive income” in the amount of R$ 52,837 as of December 31, 2022 (loss of R$ 24,064 as of December 31, 2021), net of deferred IRPJ and CSLL. The effects of exchange rate variation on investments and notes in the foreign market were offset in equity. The impacts and balances of net investments hedge in foreign entities were recognized at Oxiteno, and presented as “Held for sale” and “Discontinued operations”.

i. Classes and categories of financial instruments and their fair values

The fair values and the carrying amounts of the financial instruments, including foreign exchange and interest rate hedging instruments, are stated below:

		Carrying value			Fair value
December 31, 2022	Note	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Measured at amortized cost	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Cash and banks	5.a	-	-	111,797	111,797	-	-
Fixed-income securities in local currency	5.a	-	-	5,204,766	5,204,766	-	-
Fixed-income securities in foreign currency	5.a	-	-	305,206	305,206	-	-
Financial investments							-
Fixed-income securities and funds in local currency	5.b	406,683	-	-	-	406,683	-
Fixed-income securities and funds in foreign currency	5.b	-	-	-	-	-	-
Foreign exchange, interest rate and commodity hedging instruments	5.b	556,510	-	-	-	556,510	-
Trade receivables	6.a	-	-	4,533,327	4,504,245	-	-
Reseller financing	6.b	-	-	1,234,634	1,234,613	-	-
Financial liabilities of customers	6.c	-	-	1,096,565	1,096,565	-	-
Total		963,193	-	12,486,295	12,457,192	963,193	-
Financial liabilities:
Financing	17.a	1,216,341	-	3,973,816	3,971,551	1,216,341	-
Debentures	17.a	3,575,195	-	2,460,698	-	5,949,028	-
Foreign exchange, interest rate and commodity hedging instruments	17.a	524,312	-	-	-	524,312	-
Trade payables	18.a	-	-	4,710,952	4,710,952	-	-
Trade payables – reverse factoring	18.b	-	-	2,666,894	2,666,894	-	-
Stock warrant – indemnification (1)	24	42,776	-	-	-	42,776	-
Financial liabilities of customers		450,586	-	-	450,586	-	-
Contingent consideration	34.a	89,640	-	-	-	-	89,640
Total		5,898,850	-	13,812,360	11,799,983	7,732,457	89,640

		Carrying value			Fair value
December 31, 2021	Note	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Measured at amortized cost	Level 1	Level 2
Financial assets:
Cash and cash equivalents
Cash and banks	5.a	-	-	334,547	334,547	-
Fixed-income securities in local currency	5.a	-	1,943,164	-	-	1,943,164
Fixed-income securities in foreign currency	5.a	2,363	-	-	2,363	-
Fixed-income securities and funds in local currency	5.b	1,607,608	-	-	1,607,608	-
Fixed-income securities and funds in foreign currency	5.b	-	103,239	-	-	103,239
Foreign exchange, interest rate and commodity hedging instruments	5.b	472,552	-	-	-	472,552
Trade receivables	6.a	-	-	3,438,995	3,367,012	-
Reseller financing	6.b	-	-	998,034	992,359	-
Total		2,082,523	2,046,403	4,771,576	6,303,889	2,518,955
Financial liabilities:
Financing	17.a	1,011,374	-	8,082,323	8,380,088	1,011,374
Debentures	17.a	2,487,244	-	4,599,525	4,529,439	2,487,244
Leases payable	14	-	-	1,348,311	1,348,311	-
Foreign exchange, interest rate and commodity hedging instruments	17.a	197,177	-	-	-	197,177
Trade payables	18	-	-	5,727,724	5,727,724	-
Stock warrant – indemnification (1)	24	51,296	-	-	-	51,296
Total		3,747,091	-	19,757,883	19,985,562	3,747,091

The fair value of financial instruments, including foreign exchange and interest hedging instruments, was determined as described below:

●	The fair value of cash and banks are identical to their carrying values.
●	Financial investments in investment funds are valued at the fund unit value as of the date of the financial statements, which corresponds to their fair value.
●

Financial investments in CDBs (Bank Certificates of Deposit) and similar instruments offer daily liquidity through repurchase at the “yield curve” and the Company calculates their fair value through methodologies commonly used for mark to market.

●	The fair values of trade receivables and trade payables approximate their carrying amounts and the Company calculates their fair value through methodologies commonly used in the market.
●

The subscription warrants – indemnification were measured based on the share price of Ultrapar (UGPA3) as of the financial statements date and are adjusted to the Company’s dividend yield, since the exercise is only possible from 2020 onwards and they are not entitled to dividends until then. The number of shares of subscription warrants – indemnification was also adjusted according to the changes in the amounts of provision for tax, civil, and labor risks and contingent liabilities related to the period prior to January 31, 2014 (see Note 24).

●	The fair value calculation of notes in the foreign market of Ultrapar International is based on the quoted price in an active market (see Note 17).

The fair value of other financial investments, hedging instruments, financing and leases payable was determined using calculation methodologies commonly used for mark-to-market reporting, which consist of calculating future cash flows associated with each instrument adopted and adjusting them to present value at the market rates as of the date of the financial statements. For some cases where there is no active market for the financial instrument, the Company and its subsidiaries can use quotes provided by the transaction counterparties.

The interpretation of market information on the choice of calculation methodologies for the fair value requires considerable judgment and estimates to obtain a value deemed appropriate to each situation. Consequently, the estimates presented do not necessary indicate the amounts that may be realizable.

Financial instruments were classified as financial assets or liabilities measured at amortized cost, except for (i) all exchange rate and interest rate hedging instruments, which are measured at fair value through profit or loss, financial investments classified as measured at fair value through profit or loss and financial investments that are classified as measured at fair value through other comprehensive income (see Note 5.b), (ii) loans and financing measured at fair value through profit or loss (see Note 17), (iii) guarantees to customers that have vendor arrangements (see Note 17), which are measured at fair value through profit or loss, and (iv) subscription warrants – indemnification, which are measured at fair value through profit or loss (see Note 24). Cash, banks, trade receivables and reseller financing are classified as financial assets measured at amortized cost. Trade payables and other payables are classified as financial liabilities measured at amortized cost.

The financial instruments are classified in the following categories:

(a) Level 1 – prices negotiated (without adjustment) in active markets for identical assets or liabilities;

(b) Level 2 – inputs other than prices negotiated in active markets included in Level 1 and observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

(c) Level 3 - inputs for assets or liabilities that are not based on observable market variables (unobservable inputs).